Segment information (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) numberOfCo-ceo co-founder Reporting_Segment	Dec. 31, 2020 CHF (SFr)
Disclosure of operating segments [line items]
Number of Co-Founders | co-founder	3
Number of Co-CEOs | numberOfCo-ceo	2
Number of reporting segments | Reporting_Segment	1
Non-current assets	SFr 271,923	SFr 100,305
Europe
Disclosure of operating segments [line items]
Non-current assets	176,191	83,383
thereof Switzerland
Disclosure of operating segments [line items]
Non-current assets	168,864	82,288
North America
Disclosure of operating segments [line items]
Non-current assets	82,377	9,826
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	12,326	6,067
Rest of World
Disclosure of operating segments [line items]
Non-current assets	SFr 1,030	SFr 1,030